Exploration and Evaluation Assets (Tables)	12 Months Ended
Jun. 30, 2023
Exploration and Evaluation Assets
Schedule of exploration and evaluation asset

			Commercial
		Southwest	Plant
	California	Arkansas	Evaluation	Texas
	Property	Project	(Lanxess 1A)	Properties	Total
	$	$	$	$	$

Acquisition:
Balance, June 30, 2021	12,769	12,107	—	—	24,876
Option payments	5,184	1,642	—	—	6,826
Effect of foreign exchange translation	507	481	—	—	988
Balance, June 30, 2022	18,460	14,230	—	—	32,690
Option payments	2,352	1,378	—	885	4,615
Lanxess brine supply costs	—	(7,953)	7,953	—	—
Effect of foreign exchange translation	527	406	—	—	933
Balance, June 30, 2023	21,339	8,061	7,953	885	38,238

Exploration and Evaluation:
Balance, June 30, 2021	4,153	2,561	—	—	6,714
Exploration costs	15	1,442	—	—	1,457
Lanxess 1A evaluation costs	—	—	4,472	—	4,472
Effect of foreign exchange translation	165	102	61	—	328
Balance, June 30, 2022	4,333	4,105	4,533	—	12,971
Exploration costs	9	17,429	—	18,175	35,613
Lanxess 1A evaluation costs	—	—	12,740	—	12,740
Effect of foreign exchange translation	124	136	130	—	390
Balance, June 30, 2023	4,466	21,670	17,403	18,175	61,714

Balance, June 30, 2022	22,793	18,335	4,533	—	45,661
Balance, June 30, 2023	25,805	29,731	25,356	19,060	99,952